Restructuring and Productivity Initiatives (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 29, 2013	Jun. 07, 2013	Apr. 29, 2012	Nov. 14, 2013
Accrued Liabilities and Other Liabilities [Abstract]
Fiscal 2014 restructuring and productivity initiatives	$ 287.6
Cash payments	(152.7)
Reserve balance at October 28, 2013	134.9
Successor [Member]
Segment Reporting Information [Line Items]
Productivity charges	410.4
Severance Costs	87.9
Successor [Member] | North America [Member]
Segment Reporting Information [Line Items]
Productivity charges	172.3
Successor [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Productivity charges	126.2
Successor [Member] | Asia/Pacific [Member]
Segment Reporting Information [Line Items]
Productivity charges	27.1
Successor [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Productivity charges	17.9
Successor [Member] | RIMEA [Member]
Segment Reporting Information [Line Items]
Productivity charges	4.0
Successor [Member] | Non-operating
Segment Reporting Information [Line Items]
Productivity charges	62.9
Predecessor [Member]
Segment Reporting Information [Line Items]
Productivity charges		6.0	205.4
Accrued Liabilities and Other Liabilities [Abstract]
Reserve balance at October 28, 2013			54.6
Predecessor [Member] | North America [Member]
Segment Reporting Information [Line Items]
Productivity charges		0	78.4
Predecessor [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Productivity charges		3.6	59.1
Predecessor [Member] | Asia/Pacific [Member]
Segment Reporting Information [Line Items]
Productivity charges		2.4	65.6
Predecessor [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Productivity charges		0	3.3
Predecessor [Member] | RIMEA [Member]
Segment Reporting Information [Line Items]
Productivity charges		0	(1.6)
Predecessor [Member] | Non-operating
Segment Reporting Information [Line Items]
Productivity charges		0	0.6
Severance and other severance related costs
Accrued Liabilities and Other Liabilities [Abstract]
Fiscal 2014 restructuring and productivity initiatives	217.9
Cash payments	(124.6)
Reserve balance at October 28, 2013	93.3
Severance and other severance related costs | Successor [Member]
Segment Reporting Information [Line Items]
Severance Costs				63.0
Other exit costs
Accrued Liabilities and Other Liabilities [Abstract]
Fiscal 2014 restructuring and productivity initiatives	69.7
Cash payments	(28.1)
Reserve balance at October 28, 2013	$ 41.6